SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

Amended and Restated 2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010 and terminated automatically 10 years after its adoption. On December 21, 2018, the Group amended and restated the 2010 Plan, or the “Amended and Restated 2010 Plan”, which became effective upon the approval from the Board of Directors and shareholders. The plan will continue in effect for 10 years from the date adopted by the Board, unless terminated earlier under section 18 of the plan.

Share options

Management of the Group is responsible for determining the fair value of options granted and have considered a number of factors when making this determination, including valuations. The Group has not granted options during the years of 2020, 2021 and 2022. As of December 31, 2021 and 2022, all share options were vested and previously expensed.

Restricted stock awards

On November 22, 2018, the Board of Directors approved to grant 200,000 shares of the restricted stock to senior employees of the Group. Twenty-five percent of the awards vested on the one-year anniversary of the vesting commence date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant’s continuing service of the Group through each vesting date. In 2020, 2021 and 2022, 50,001, 50,000 and 45,833 shares of restricted stock were vested respectively.

On May 27, 2022, the Board of Directors approved to grant 200,000 fully vested Class A ordinary shares of the restricted stock to a consultant as consideration for its service rendered.

On June 30, 2022, the Board of Directors approved to grant 5,200,000 fully vested Class A ordinary shares of the restricted stock to senior employees of the Group for their services rendered in the past years.

A summary of the restricted stock awards as of December 31, 2021 and 2022 is as follows:

	Year ended December 31, 2021
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	121,408	18.10	1.57
Granted	—	—	—
Vested	(50,000)	17.21	—
Forfeited or expired	—	—	—
Unvested at end of year	71,408	18.03	0.62
Shares vested but not issued at end of year	19,935	19.94	—

	Year ended December 31, 2022
			Weighted Average
		Grant-date fair	Remaining
	Shares	value	Contractual Term
		RMB
Unvested at beginning of year	71,408	18.03	0.62
Granted	5,400,000	—	—
Vested	5,445,832	0.16	—
Forfeited or expired	—	—	—
Unvested at end of year	25,576	21.58	—
Shares vested but not issued at end of year	19,935	21.58	—

The Group recorded share-based compensation expenses from continuing operations of RMB 947, RMB 883 and RMB 7,468 in general and administrative expense for the restricted stock awards for the years ended December 31, 2020, 2021 and 2022, respectively, and the unrecognized share-based compensation expenses was RMB nil as of December 31, 2022.